Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,736	€ 7,865	€ 7,629
Depreciation of deferred tax assets	(3,791)	(3,922)	(3,714)
Netting assets	(3,525)	(3,251)	(3,241)
Total asset	421	692	674	€ 940	€ 2,853
Deferred tax liability	4,649	4,436	4,096
Netting liabilities	(3,525)	(3,251)	(3,241)
Total liability	1,124	1,185	855
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	679	705	499
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	465	528	552
Deferred tax liability	1,481	1,476	1,275
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,935	3,958	3,887
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,658	2,673	2,690
Deferred tax liability	€ 3,168	€ 2,960	€ 2,821